SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

31.  SUBSEQUENT EVENTS

In February 2020, the Company has entered into convertible note purchase agreements with several investors to issue convertible notes for a total aggregate principal amount of US$200,000 at a simple interest rate of 2% per annum. The convertible notes will mature in five years from the date of issuance if not converted.

Beginning in January 2020, the emergence and wide spread of the novel Coronavirus (“COVID-19”) has resulted in quarantines, travel restrictions, and the temporary closure of stores and facilities in China and elsewhere. Substantially all of the Company’s revenue and workforce are concentrated in China. Consequently, the COVID-19 outbreak may adversely affect the Company’s business operations, financial condition and operating results for 2020, including but not limited to negative impact to the Company’s total revenues, slower collection of accounts receivables and additional allowance for doubtful accounts and downward adjustments or impairment to the Company’s long-term investments. Because of the uncertainties surrounding the COVID-19 outbreak, the extent of the business disruption and the related financial impact cannot be reasonably estimated at this time.